Summary of Significant Accounting Policies - Costs to Obtain a Contract (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Sales commission expense	$ 10,725	$ 10,700	$ 8,400
Capitalized contract cost, gross	$ 6,846	$ 5,072